Maturities of Long-term Debt Including Current Portion (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Year Ending June 30, 2025	$ 2,250
Year Ending June 30, 2026	3,000
Year Ending June 30, 2027	9,250
Year Ending June 30, 2028	0
Year Ending June 30, 2029	1,876
Thereafter	34,845
Total	$ 51,221	$ 52,866